Business Acquisitions and Loss of Control (Tables)	12 Months Ended
Jul. 31, 2022
48 North Cannabis Corp.
Disclosure of detailed information about business combination [line items]
Schedule of fair value of net assets assumed as at the acquisition date
		Units	Unit Price	Fair Value
			($)	($)
Consideration
Shares issued	(i)	5,352,005	3.10	16,591
Replacement warrants outstanding	(ii)	1,554,320		769
Replacement stock options issued	(iii)	17,766		18
Settlement of pre-existing debt	(iv)	n/a		5,000
Total fair value of consideration				22,378

Net assets acquired
Current assets
Cash and cash equivalents				989
Accounts receivable				1,263
Other receivables				259
Prepaid expenses				2,962
Inventory				5,040
Biological assets				875
Assets held for sale				2,513

Non-current assets
Property, Plant and Equipment				9,683
Intangible assets - brands				2,500
Goodwill	Note 16			11,453
Total assets				37,537

Current liabilities
Accounts payable and accrued liabilities				(10,580)
Excise taxes payable				(555)
Lease Liability				(178)

Non-current liabilities
Lease Liability				(553)
Term loan				(3,293)
Total liabilities				(15,159)
Total net assets acquired				22,378

Redecan
Disclosure of detailed information about business combination [line items]
Schedule of fair value of net assets assumed as at the acquisition date
		Units	Unit Price	Fair Value
			($)	($)
Consideration
Cash	(i)			402,173
Shares issued	(ii)	69,721,116	3.07	214,044
Total fair value of consideration				616,217

Net assets acquired
Current assets
Cash and cash equivalents				20,027
Accounts receivable				9,795
Prepaid expenses				4,366
Excise taxes receivable				2,566
Inventory				37,229
Biological assets				7,476
Income tax recoverable				4,947

Non-current assets
Property, plant and equipment				125,844
Cultivation and processing license				73,079
Brands				94,700
Know-how intangible asset				27,337
Intangible assets - software				1,221
Goodwill	Note 16			275,397
Total assets				683,984

Current liabilities
Accounts payable and accrued liabilities				(4,340)
Excise taxes payable				(1,125)
Lease liability - current				(144)
Income Tax Payable				(188)

Non-current liabilities
Lease Liability				(1,117)
Deferred tax				(60,853)
Total liabilities				(67,767)

Total net assets acquired				616,217

Zenabis Global Inc
Disclosure of detailed information about business combination [line items]
Schedule of fair value of net assets assumed as at the acquisition date
		Units	Unit Price	Fair Value
			($)	($)
Consideration
Shares issued	(i)	17,579,336	8.61	151,358
Replacement warrants outstanding	(ii)	5,970,370		32,354
Replacement stock options issued	(iii)	905,902		5,727
Replacement RSU's and DSU's issued		223,497		1,554
Settlement of pre-existing debt	(iv)	n/a		20,760
Total fair value of consideration				211,753

Net assets acquired
Current assets
Cash and cash equivalents				2,804
Accounts receivable				3,822
Other receivables				198
Excise taxes receivable				86
Inventory				40,636
Biological assets				8,892

Non-current assets
Property, plant and equipment				129,074
Prepaid expenses				5,670
Cultivation and processing license				28,914
Brands				5,400
Goodwill	Note 16			88,189
Total assets				313,685

Current liabilities
Accounts payable and accrued liabilities				(22,161)
Loans	Note 22			(52,194)
Convertible debentures				(11,724)

Non-current liabilities
Lease Liability				(17,059)
Deferred tax liabilities				(134)
Total liabilities				(103,272)

Non-controlling interest				1,340
Total net assets acquired				211,753